FINANCIAL INSTRUMENTS - Commodity Price Risk Derivative Contracts (Details) - Commodity price risk bbl in Thousands	Dec. 31, 2020 $ / oz bbl $ / bbl oz
Brent crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	1,806
Brent crude oil option contracts | 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	588
Brent crude oil option contracts | 2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	54
Brent crude oil option contracts | 2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	520
Brent crude oil option contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	50
Brent crude oil option contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	428
Brent crude oil option contracts | 2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	41
Brent crude oil option contracts | 2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	65
Brent crude oil option contracts | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	270
Brent crude oil option contracts | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	41
Brent crude oil option contracts | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	55
WTI crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	1,896
WTI crude oil option contracts | 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	580
WTI crude oil option contracts | 2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	31
WTI crude oil option contracts | 2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	62
WTI crude oil option contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	573
WTI crude oil option contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	45
WTI crude oil option contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	62
WTI crude oil option contracts | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	473
WTI crude oil option contracts | 2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	36
WTI crude oil option contracts | 2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | bbl	270
WTI crude oil option contracts | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	38
WTI crude oil option contracts | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	50
Gold bullion option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	210
Gold bullion option contracts | 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	192
Gold bullion option contracts | 2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel) | $ / oz	1,600
Gold bullion option contracts | 2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel) | $ / oz	3,000
Gold bullion option contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	18
Gold bullion option contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel) | $ / oz	1,800
Gold bullion option contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel) | $ / oz	3,000